Financial Instruments and Fair Value Disclosures, Fair Value of Assets, Liabilities and Equity Instruments Classified in Stockholders' Equity (Details) $ in Thousands	Mar. 07, 2023 USD ($) shares	Feb. 08, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 20, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 15, 2023 USD ($)	Jun. 08, 2023 USD ($)	Feb. 10, 2023 USD ($)
Series D Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Shares issued (in shares) | shares		13,157
Series C Preferred Stock [Member] | Restricted Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Awards granted (in shares) | shares	3,332
Fair value of awards granted	$ 2,679
Private Placement Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value			$ 409					$ 7,504
Level 2 [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of stock issued		$ 10,000
Level 2 [Member] | Series D Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of stock issued		$ 10,000
Recurring [Member] | Level 2 [Member] | Private Placement Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value			$ 409
Nonrecurring [Member] | Level 2 [Member] | Private Placement Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value				$ 58	$ 141	$ 276	$ 286	$ 7,504
Private Placement Warrants [Member] | Minimum [Member] | Discount Rate [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value measurement input			0.125
Private Placement Warrants [Member] | Minimum [Member] | Risk Free Interest Rate [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value measurement input			0.03
Private Placement Warrants [Member] | Maximum [Member] | Discount Rate [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value measurement input			0.13
Private Placement Warrants [Member] | Maximum [Member] | Risk Free Interest Rate [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value measurement input			0.035